Employees' Retirement Benefits (Schedule Of Accumulated Benefit Obligation And Fair Value Of Plan Assets In Plans With Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2015	Mar. 31, 2014
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation	¥ 1,873,425	¥ 1,897,090
Fair value of plan assets	¥ 1,113,285	¥ 1,123,514